FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2016	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap- liability position	$67	--	$67	--
Foreign Exchange forward and cylinders- liability position	976		976	--
	$1,043	$--	$1,043	$--
	December 31, 2015	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower’s loans (including current maturities)	$74,891	$--	$--	$74,891
Foreign Exchange forward and cylinders- liability position	64		64
	$74,955	$--	$64	$74,891

Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs
Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower’s Israeli Banks Loans (including current maturities)	Others
As of January 1, 2016 - at fair value	$74,955	$--
principal repayment	(82,855)	--
Total changes in fair value recognized in earnings	7,900	--
As of December 31, 2016 - at fair value	$--	$--
	Tower’s loans (including current maturities)	Others
As of January 1, 2015 - at fair value	$77,029	$34
Loan repayment	(18,200)	--
Total changes in fair value recognized in earnings	16,126	(34)
As of December 31, 2015 - at fair value	$74,955	$--
Unrealized losses recognized in earnings related to outstanding loans as of December 31, 2015	$13,219	$--